CAPITAL LEASES (Details 2) - Finance Leases [Member]	Dec. 31, 2020 USD ($)
2021	$ 26,344
2022	14,990
2023	2,916
Thereafter	0
Total	44,250
Less: Imputed Interest	(4,195)
Total Liability	$ 40,055